UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07540

Global High Income Dollar Fund Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

Item 1.  Schedule of Investments

Global High Income Dollar Fund Inc.
Portfolio of investments — July 31, 2006 (unaudited)

		Face
		amount	Value

International bonds — 86.67%
Argentina — 17.26%
Banco de Galicia y Buenos Aires
6.000%, due 01/01/14 †		$8,810,000	$7,730,775
9.140%, due 01/01/10 ††		1,312,500	1,323,984
11.000%, due 01/01/19 †		772,669	815,166
Republic of Argentina ††
3.000%, due 04/30/13		2,820,000	2,098,080
4.889%, due 08/03/12 (a)		27,862,000	23,459,804
Republic of Argentina, DISC ††
5.878%, due 12/31/33	ARS	31,971,571	12,926,006
Republic of Argentina, NGB ††
2.000%, due 02/04/18		13,200,000	5,922,383

			54,276,198

Brazil — 9.12%
Braskem S.A.
11.750%, due 01/22/14		$1,940,000	2,279,500
Brazil Real Credit-Linked Note, 144A @
12.754%, due 01/05/10		6,026,619	4,021,668
15.290%, due 01/03/07		3,192,333	3,015,663
Brazil Real Credit-Linked Note, 144A
18.870%, due 01/05/10	BRL	19,570,000	5,545,201
Federal Republic of Brazil
7.875%, due 03/07/15		$2,140,000	2,307,990
8.875%, due 10/14/19		380,000	440,800
11.000%, due 01/11/12		6,550,000	7,925,500
Federal Republic of Brazil, EXIT Bond
6.000%, due 09/15/13		3,125,000	3,123,437

			28,659,759

Colombia — 2.45%
Republic Colombia
7.375%, due 01/27/17		$1,300,000	1,326,000
Republic of Colombia
10.500%, due 07/09/10		2,800,000	3,200,400
11.750%, due 02/25/20		2,310,000	3,182,025

			7,708,425

Dominican Republic — 3.66%
Republic of Dominican
9.040%, due 01/23/18		$3,356,312	3,633,208
9.500%, due 09/27/11		6,568,316	7,110,202
Republic of Dominican, 144A
9.040%, due 01/23/18		689,390	746,264

			11,489,674

Ecuador — 2.14%
Republic of Ecuador †
9.000%, due 08/15/30		$1,700,000	1,721,250
Republic of Ecuador, 144A †
9.000%, due 08/15/30		4,945,000	5,006,812

			6,728,062

El Salvador — 1.89%
Republic of El Salvador
7.750%, due 01/24/23		$1,290,000	1,386,750
8.250%, due 04/10/32		4,240,000	4,558,000

			5,944,750

Indonesia — 2.40%
Indonesia Government Credit-Linked Note, 144A
11.000%, due 10/15/14	IDR	4,000,000,000	421,169
Republic of Indonesia
7.250%, due 04/20/15		$581,000	596,222
Republic of Indonesia, 144A
6.750%, due 03/10/14		1,140,000	1,131,450
7.250%, due 04/20/15		1,459,000	1,497,226
7.500%, due 01/15/16		2,435,000	2,526,312
8.500%, due 10/12/35		1,210,000	1,368,026

			7,540,405

Iraq — 0.51%
Republic of Iraq, 144A
5.800%, due 01/15/28		$2,400,000	1,602,000

Malaysia — 4.15%
Johor Corp.
1.000%, due 07/31/12	MYR	43,970,000	13,043,732

		Face
		amount	Value

Mexico — 5.22%
PEMEX Finance Ltd.
8.020%, due 05/15/07		$273,333	$275,480
PEMEX Project Funding Master Trust
8.625%, due 02/01/22		9,250,000	10,776,250
United Mexican States
8.300%, due 08/15/31		4,450,000	5,351,125

			16,402,855

Netherlands — 2.14%
ING Bank NV
11.890%, due 12/30/09	UAH	8,270,000	1,724,523
Kazkommerts International BV, 144A
8.000%, due 11/03/15		$600,000	597,000
TuranAlem Finance BV
7.875%, due 06/02/10		1,180,000	1,202,125
8.500%, due 02/10/15		2,010,000	2,025,075
TuranAlem Finance BV, 144A
7.750%, due 04/25/13		1,180,000	1,165,250

			6,713,973

Pakistan — 1.54%
Islamic Republic of Pakistan
6.750%, due 02/19/09		$3,600,000	3,555,000
Islamic Republic of Pakistan, 144A
7.125%, due 03/31/16		1,390,000	1,299,650

			4,854,650

Panama — 0.47%
Republic of Panama
9.375%, due 07/23/12		$1,280,000	1,461,120

Peru — 1.26%
Republic of Peru
8.375%, due 05/03/16		$680,000	754,800
Republic of Peru, DISC ††
5.875%, due 03/07/27		2,970,000	2,851,200
Republic of Peru, FLIRB ††
5.000%, due 03/07/17		358,900	349,928

			3,955,928

Philippines — 3.22%
National Power Corp.
9.625%, due 05/15/28		$4,890,000	5,268,975
9.875%, due 03/16/10		4,550,000	4,868,500

			10,137,475

Qatar — 2.34%
State of Qatar
9.750%, due 06/15/30		$5,200,000	7,358,000

Russia — 10.96%
Russian Federation
5.000%, due 03/31/30 †		$6,100,000	6,637,410
12.750%, due 06/24/28		1,420,000	2,463,700
Russian Federation, 144A
5.000%, due 03/31/30 †		9,153,589	9,960,020
8.250%, due 03/31/10		11,111,188	11,583,414
Russian Gazprom Credit-Linked Note, 144A
8.110%, due 01/18/07	RUB	34,500,000	1,300,187
Russian Ruble Credit-Linked Note, 144A
7.580%, due 10/09/07		66,000,000	2,494,701

			34,439,432

Serbia — 2.61%
Republic of Serbia †
3.750%, due 11/01/24		$9,500,000	8,217,500

Turkey — 5.69%
Republic of Turkey
6.875%, due 03/17/36		$505,000	453,238
8.000%, due 02/14/34		8,370,000	8,495,550
9.000%, due 06/30/11		4,060,000	4,384,800
9.500%, due 01/15/14		460,000	515,775
11.500%, due 01/23/12		1,120,000	1,335,600
Republic of Turkey Credit-Linked Note
15.000%, due 02/10/10	TRY	1,000,000	666,066
Republic of Turkey Credit-Linked Note, 144A
0.000%, due 02/11/10		$2,500,000	2,031,450

			17,882,479

		Face
		amount	Value

Ukraine — 0.18%
NAK Naftogaz Ukrainy
8.125%, due 09/30/09		$600,000	$573,750

Uruguay — 3.80%
Republic of Uruguay
6.875%, due 01/19/16	EUR	7,830,000	10,073,257
7.625%, due 03/21/36		$1,980,000	1,881,000

			11,954,257

Venezuela — 2.33%
Republic of Venezuela
5.375%, due 08/07/10		$3,180,000	3,060,750
9.375%, due 01/13/34		3,460,000	4,273,100

			7,333,850

Vietnam — 1.33%
Socialist Republic of Vietnam, 144A
6.875%, due 01/15/16		$4,100,000	4,182,000

Total international bonds (cost $263,175,207)			272,460,274

		Number of
		rights

Rights — 0.01%
Mexico — 0.01%
United Mexican States Value Recovery Rights,
Series E, Expiration Date 06/30/07 (b) (cost $0)		1,885,000	48,068

		Number of
		warrants

Warrants — 0.26%
Argentina — 0.26%
Republic of Argentina, expires 12/15/35 (c) (cost $155,657)		29,648,103	809,725

		Face
		amount

Short-term investments — 12.14%
Turkey government obligations — 2.14%
Republic of Turkey Credit-Linked Note
0.000%, due 02/11/10		$6,250,000	6,711,437

US government obligations — 0.09%
US treasury bills,
5.205%, due 01/04/07 (d) **		300,000	293,646

		Shares

Other * — 9.91%
UBS Supplementary Trust — U.S. Cash Management Prime Fund,
5.290% **		31,168,093	31,168,093

Total short-term investments (cost $37,740,700)			38,173,176

		Number of
		contracts

Options purchased (e) — 0.06%
Call options — 0.04%
5 Year US treasury note futures, strike @ USD 104, expiration September 2006		285	120,234

Put options — 0.02%
5 Year US treasury note futures, strike @ USD 104, expiration September 2006		285	62,344

Total options purchased (cost $304,950)			182,578

Total investments (cost $301,376,514)# — 99.14%			311,673,821
Cash and other assets, less liabilities — 0.86%			2,708,088

Net assets — 100.00%			$314,381,909

Notes to schedule of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $301,376,514; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$13,844,198
Gross unrealized depreciation	(3,546,891)

Net unrealized appreciation	$10,297,307

Note:	The Portfolio of investments is listed by the issuer’s country of origin.
†	Step Bonds - Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2006. Maturity date disclosed is the ultimate maturity date.
††	Floating rate securities - the interest rates shown are the current rates as of July 31, 2006.
@	Reflects annualized yield at July 31, 2006 on zero coupon bonds.
*	Security is issued by a fund that is advised by the same advisor as the Fund.
**	Interest rate reflects yield at July 31, 2006.
(a)	Bond interest in default.
(b)	Rights do not currently accrue income. Quarterly income, if any, will vary based on several factors including oil exports, prices and inflation.
(c)	Security represents an equity claim linked to Argentina’s Gross Domestic Product.
(d)	All or a portion of this security was pledged to cover margin requirements for futures contracts.
(e)	Non-income producing security.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006 the value of these securities amounted to $61,495,463 or 19.56% of net assets.
#	Global High Income Dollar Fund, Inc. (the “Fund”) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of directors (the “Board”).
Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; and the evaluation of forces which influence the market in which the securities are purchased and sold. All investments quoted in foreign currencies will be valued weekly in US Dollars on the basis of the foreign currency exchange rates determined as of the close of regular trading on the NYSE. Occasionally, events affecting the value of the foreign investments and such exchange rates occurred between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities or currency exchange rates occurred during such time periods, the securities were valued at their fair value as determined in good faith by or under the direction of the Board. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.
Prior to November 1, 2005, foreign currency exchange rates were generally determined prior to the close of the NYSE. Occasionally, events affecting the value of foreign investments and such exchange rates occurred between the time at which they were determined and the close of the NYSE, which would not have been reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities or currency exchange rates occurred during such time periods, the securities were valued at their fair value as determined in good faith by or under the direction of the Board. Effective November 1, 2005, the Fund began using the foreign currency exchange rates determined as of the close of regular trading on the NYSE.
ARS	Argentina Peso
BRL	Brazilian Real
DISC	Discount Bond
EUR	Euro Dollar
EXIT Bond	A long-term bond with a low interest rate, often issued by a less developed country, that gives the buyer the right of exemption from taking part in any subsequent rescheduling.
FLIRB	Front Loaded Interest Reduction Bond
IDR	Indonesian Rupiah
MYR	Malaysian Ringgit
NGB	National Government Bond
RUB	Russian Ruble
TRY	New Turkish Lira
UAH	Ukraine Hryvnia
USD	United States Dollar

Forward foreign currency contracts
Global High Income Dollar Fund Inc. had the following open forward foreign currency contracts as of July 31, 2006:

	Contracts to	In		Maturity	Unrealized
	deliver	exchange for		dates	depreciation

Brazilian Real	17,000,000	USD	7,623,318	10/13/06	$51,006
Euro Dollar	19,880,000	USD	25,417,523	10/19/06	105,216
New Turkish Lira	15,418,347	USD	9,482,834	04/27/07	327,261
Ukraine Hryvnia	8,270,000	USD	1,463,717	05/18/09	79,971
United States Dollar	3,528,719	TRY	5,418,347	04/27/07	227,091

Total net unrealized depreciation on forward foreign currency contracts					$790,545

Currency type abbreviations:
TRY	New Turkish Lira
USD	United States Dollar

Futures contracts
Global High Income Dollar Fund Inc. had the following open futures contracts as of July 31, 2006:
				Unrealized
	Expiration		Current	appreciation/
	date	Proceeds	value	(depreciation)

Index futures buy contracts:
10 Year US treasury note, 120 contracts	September 2006	$12,637,980	$12,723,750	$85,770

Index futures sale contracts:
5 Year US treasury note, 161 contracts	September 2006	16,732,800	16,779,219	(46,419)
30 Year US treasury bond, 200 contracts	September 2006	21,530,500	21,656,250	(125,750)

Total net unrealized depreciation on futures contracts				$(86,399)

The segregated aggregate market value of investments to cover margin requirements for open futures positions at July 31, 2006 was $293,646.

1) Transactions with related entities

The Fund invests in shares of UBS Supplementary Trust — U.S. Cash Management Prime Fund (“Supplementary Trust”). Supplementary Trust is a business trust managed by UBS Global Asset Management (Americas) Inc., an affiliate of UBS Global AM and is offered as a cash management option only to mutual funds and certain other accounts. Distributions from Supplementary Trust are reflected as interest income. Amounts relating to those investments at July 31, 2006 and for the period ended are summarized as follows:

		Sale	Interest		% of net
Fund	Purchases	proceeds	income	Value	assets

UBS Supplementary Trust —
Cash Management Prime Fund	$172,104,234	$154,581,824	$630,333	$31,168,093	9.91%

2) Swap agreements

Total return swaps
Total return swap agreements involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses.

At July 31, 2006, the Fund had outstanding total return swap contracts with the following terms:

Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Unrealized appreciation

USD	4,480,000	07/27/07	5.27375	%*	11.75	%†	$329,045
EUR	4,110,000	07/27/07	2.06975	%**	11.00	%††	248,469
RUB	34,500,000	10/09/07	$1,396,580	^	7.58	%#	79,500

							$657,014

Currency type abbreviations:
EUR	Euro Dollar
RUB	Russian Ruble
USD	United States Dollar

*	Rate based on 6 month LIBOR (USD - BBA)
**	Rate based on 12 month LIBOR (EUR - BBA) plus 29 basis points.
†	Rate is equal to the interest amounts, if any, paid to holders of record of Government of Jamaica bond, due 05/15/2011.
††	Rate is equal to the interest amounts, if any, paid to holders of record of Government of Jamaica bond, due 07/27/2012.
^	Payment made on 09/27/05 to fully fund the swap.
#	Rate is equal to the total return on the OAO Gazprom 7.58% bond, due 10/09/07.
BBA	British Banking Association

Credit default swaps
Credit default swap agreements involve commitments to pay interest and principal in the event of a default of a security. As a buyer, the Fund makes periodic payments to the counterparty and the Fund would receive payments only upon the occurrence of a credit event. Credit default swaps are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses. If no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event occurs, the Fund typically receives full notional value for a reference obligation that may have little or no value. Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk and credit risk.

At July 31, 2006, the Fund had an outstanding credit default swap contract with the following terms:

Notional amount		Termination dates	Payments made by the Fund	Payments received by the Fund	Unrealized appreciation/ (depreciation)

USD	6,000,000	06/20/08	1.43%	TBD	$(70,121)
USD	3,190,000	06/20/16	3.06	TBD	30,792

					$(39,329)

TBD No payment to be received by the Fund unless credit event occurs.

Currency type abbreviations:
USD	United States Dollar

Industry diversification
As a percent of net assets
As of July 31, 2006 (unaudited)

International bonds:
International corporate bonds:
Capital markets	0.09%
Chemicals	0.73
Commercial banks	6.07
Diversified financial services	2.24
Electric utilities	3.22
Oil & gas	3.60

Total international corporate bonds	15.95
Foreign government bonds	70.72

Total international bonds	86.67
Rights	0.01
Warrants	0.26
Options purchased	0.06
Short-term investments	12.14

Total investments	99.14
Cash and other assets, less liabilities	0.86

Net assets	100.00%

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated April 30, 2006.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global High Income Dollar Fund Inc.

By:	/s/ Kai Sotorp
Kai Sotorp
President

Date:	September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai Sotorp
Kai Sotorp
President

Date:	September 28, 2006

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	September 28, 2006